One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 8, 2024
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII
1940 Act Registration Number: 811‑08836
1933 Act Registration Numbers: 033‑85592, 333‑23723 and 333‑93947
CIK: 0000932020
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account VIII, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 22, 2024
American Century Variable Portfolios, Inc.	0000814680	February 22, 2024
American Funds Insurance Series	0000729528	February 29, 2024
BlackRock Variable Series Funds II, Inc.	0001738072	February 23, 2024
BNY Mellon Investment Portfolios	0001056707	February 12, 2024
Guggenheim Variable Funds Trust	0000217087	March 7, 2024
Janus Aspen Series	0000906185	February 29, 2024
Legg Mason Partners Variable Equity Trust	0001176343	February 21, 2024
MFS® Variable Insurance Trust	0000918571	February 27, 2024
MFS® Variable Insurance Trust II	0000719269	February 27, 2024
MFS® Variable Insurance Trust III	0001065698	February 27, 2024
Neuberger Berman Advisers Management Trust	0000736913	February 23, 2024
PIMCO Variable Insurance Trust	0001047304	February 27, 2024
Royce Capital Fund	0001006387	February 29, 2024
Rydex Variable Trust	0001064046	March 7, 2024

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company